Relationships with Third-Parties - Summary of Transactions with Non-executive Directors (Detail) € in Thousands						12 Months Ended
	Jun. 29, 2017	Nov. 05, 2015	May 05, 2014	May 06, 2013	Oct. 29, 2010	Dec. 31, 2018 EUR (€) Warrant shares	Dec. 31, 2017 EUR (€) Warrant shares	Dec. 31, 2016 EUR (€) Warrant shares
Disclosure of transactions between related parties [line items]
Number of warrants granted	312,100	343,550	94,400	253,150	61,050	111,600	367,100
Number of warrants lapsed | Warrant							5,799
Number of exercised warrants			100,000	253,150	61,050	4,500	225,966
Shares owned	294,484	245,982	60,697	2,500	766	731,229	674,962	571,444
Non Executive Directors [Member]
Disclosure of transactions between related parties [line items]
Share-based compensation						€ 420	€ 485	€ 697
Management fees						357	387	363
Total benefits						€ 776	€ 872	€ 1,060
Number of warrants granted						20,000	60,000	50,000
Number of warrants lapsed							(2,904)
Number of exercised warrants						0	0	0
Cumulative outstanding warrants | shares						135,000	115,000	57,904
Outstanding payables						€ 127	€ 194	€ 148
Shares owned						345,453	2,512,004	2,869,685